THE LIFE INSURANCE COMPANY OF VIRGINIA
                       LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                                POST SUBSTITUTION
                       SUPPLEMENT DATED DECEMBER 12, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1997

         The Life Insurance Company of Virginia ("Life of Virginia") made the following substitutions of shares held by investment subdivisions of Life of Virginia Separate Account 4 (the "Account"):

      Before the Substitution                                        After the Substitution
      -----------------------                                        ----------------------
      Shares of Money Market Portfolio - Variable                    Shares of Money Market Fund -
      Insurance Products Fund                                        GE Investments Funds, Inc.

      Shares of Money Fund -                                         Shares of Money  Market Fund -  Oppenheimer
      Variable Account Funds                                         GE Investments Funds, Inc.

      Shares of Government Securities Fund -                         Shares of Income Fund -
      GE Investments Funds, Inc.                                     GE Investments Funds, Inc.

      Shares of Limited Maturity Bond Portfolio -                    Shares of Income Fund -
      Neuberger & Berman Advisers Management Trust                   GE Investments Funds, Inc.

      Shares of High Income Portfolio -                              Shares of High Income Fund -
      Variable Insurance Products Fund                               Oppenheimer Variable Account Funds

      Shares of Growth Portfolio -                                   Shares of Growth Portfolio -
      Neuberger & Berman Advisers Management Trust                   Variable Insurance Products Fund

      Shares of Balanced Portfolio -                                 Shares of Balanced Portfolio -
      Neuberger & Berman Advisers Management Trust                   Janus Aspen Series


         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options under the Policies described in your May 1, 1997, prospectus.

         The investment objectives of the substituted funds are as follows:

      ------------------------------------------- ---------------------------------------------------------------
      Money Market Fund -                         Seeks the highest level of current income as is consistent
      GE Investments Funds, Inc.                  with high liquidity and safety of principal by investing in various types of good quality money market securities.
      ------------------------------------------- ---------------------------------------------------------------
      ------------------------------------------- ---------------------------------------------------------------
      Income Fund -                               Seeks maximum income consistent with prudent investment
      GE Investments Funds, Inc.                  management and preservation of capital by investing primarily in income-bearing debt securities and other income-bearing instruments.
      ------------------------------------------- ---------------------------------------------------------------
      ------------------------------------------- ---------------------------------------------------------------
      High Income Fund -                          Seeks a high level of current income from investment in
                                                  high  Oppenheimer  Variable  Account Funds yield fixed income securities, including unrated securities or high risk securities in lower rating categories.
      ------------------------------------------- ---------------------------------------------------------------
      ------------------------------------------- ---------------------------------------------------------------
      Growth Portfolio -                          Seeks capital appreciation by normally investing in common
      Variable Insurance Products Fund            stocks, although its investments are not restricted to any one type of security.
      ------------------------------------------- ---------------------------------------------------------------
      ------------------------------------------- ---------------------------------------------------------------
      Balanced  Portfolio -                       Seeks long-term  growth of capital,  consistent with
                                                  the Janus Aspen  Series  preservation  of capital and  balanced by current income.
      ------------------------------------------- ---------------------------------------------------------------

         Each Policy owner affected by the substitution has been sent a written notice informing them that the substitutions were carried out and that they may make one transfer of all amounts under a Policy invested in any one of the affected investment subdivisions to another investment subdivision before January 16, 1998, without that transfer counting as the free transfer permitted in a calendar month. Life of Virginia will not exercise any rights reserved under any contract to impose additional restrictions on transfers relating to the investment subdivisions until at least thirty (30) days after the substitutions.

Because the substitution resulted in the Income Fund of GE Investments Funds, Inc. replacing the Government Securites Fund of GE Investments Funds, Inc, all references to the GE Investments Funds, Inc. Government Securities Fund are hereby deleted and replaced with the GE Investments Funds, Inc. Income Fund.

The following annual expense information for the GE Investments Funds, Inc. Income Fund is added to the FEE TABLE:

                   GE Investments Funds, Inc. Annual Expenses
                         (as a % of average net assets)

                                                         Income Fund
Management Fees (after fee waiver)                       .50%
Other Expenses (after any expense reimbursements)        .25%
                                                         ----
Total Fund Annual Expenses                               .75%

The total fund annual expenses for the Income Fund are the same as the Oppenheimer Capital Appreciation Fund. Accordingly, the expense figures in the EXAMPLES for the Income Fund are the same as those reported in the Policy Prospectus for the Oppenheimer Capital Appreciation Fund, and those figures are added to the EXAMPLES for the GE Investments Funds, Inc. Income Fund.

The following is added to THE FUNDS section, GE Investments Funds, Inc. subsection:

         Income Fund has the investment objective of providing maximum income consistent with prudent investment management and preservation of capital. The portfolio seeks to achieve this objective by investing primarily in income-bearing debt securities and other income-bearing instruments.

The following is added to the end of the second paragraph under the Dollar-Cost Averaging subsection:

         A Dollar-Cost Averaging transfer will not count toward the one free transfer available each month or any limit on the number of transfers available each year, except to the extent necessary for the Policy to continue to be treated as an annuity under applicable law.

The first paragraph under DISTRIBUTION OF THE POLICIES is deleted and the following paragraph is added in its place:

         The Policies will be sold by individuals who, in addition to being licensed to sell variable annuity policies for Life of Virginia, are also registered representatives of Capital Brokerage Corporation (doing business in Indiana and Texas as GE Capital Brokerage Corporation) the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with the principal underwriter. Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington corporation located at 6630 West Broad Street, Richmond, Virginia 23230. Capital Brokerage Corporation is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia. No amounts have been retained, however, by Capital Brokerage Corporation for acting as principal underwriter of the Life of Virginia Policies.

         This supplement should be retained with the prospectus for future reference.